Employee benefit plans	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee benefit plans	Employee benefit plansBNY Mellon has defined benefit and/or defined contribution retirement plans and other post-retirement plans providing healthcare benefits.
The defined benefit pension plans cover approximately 8,100 U.S. employees and approximately 15,700 non-U.S. employees.

BNY Mellon has one qualified and several non-qualified defined benefit pension plans in the U.S. and several pension plans overseas.

Effective June 30, 2015, the benefit accruals under the U.S. qualified and non-qualified defined benefit plans were frozen. This change resulted in no additional benefits being earned by participants in those plans based on service or pay after June 30, 2015. These plans were previously closed to new participants effective Dec. 31, 2010.

Effective Dec. 31, 2018, the benefit accruals were frozen under our largest foreign plan, which covers certain UK employees. This change resulted in no additional benefits being earned by participants in that plan based on service or pay after Dec. 31, 2018. Most UK employees currently earn benefits only on a defined contribution basis. UK employees impacted by the pension plan freeze began earning benefits on a defined contribution basis on Jan. 1, 2019.
Pension and post-retirement healthcare plans

The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollars in millions)	2022	2021	2022	2021	2022	2021	2022	2021
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.61%	3.03%	4.62%	2.11%	5.61%	3.03%	4.75%	2.15%
Rate of compensation increase	N/A	N/A	3.72	3.43	3.00	3.00	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(4,747)	$(5,030)	$(1,456)	$(1,614)	$(134)	$(156)	$(3)	$(4)
Service cost	—	—	(11)	(14)	(1)	(1)	—	—
Interest cost	(140)	(137)	(28)	(25)	(4)	(4)	—	—
Actuarial gain	1,105	164	554	112	35	17	1	—
Benefits paid	255	256	30	50	9	10	—	—
Foreign exchange adjustment	N/A	N/A	143	35	N/A	N/A	—	1
Benefit obligation at end of period	(3,527)	(4,747)	(768)	(1,456)	(95)	(134)	(2)	(3)
Change in fair value of plan assets
Fair value at beginning of period	6,129	6,132	1,807	1,786	144	127	—	—
Actual return on plan assets	(1,082)	238	(631)	89	(28)	17	—	—
Employer contributions	14	15	10	12	9	10	—	—
Benefit payments	(255)	(256)	(30)	(50)	(9)	(10)	—	—
Foreign exchange adjustment	N/A	N/A	(181)	(30)	N/A	N/A	—	—
Fair value at end of period	4,806	6,129	975	1,807	116	144	—	—
Funded status at end of period	$1,279	$1,382	$207	$351	$21	$10	$(2)	$(3)
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss	$1,645	$1,425	$109	$3	$41	$44	$(2)	$(1)
Prior service cost (credit)	—	—	4	1	(13)	(20)	—	—
Total loss (before tax effects)	$1,645	$1,425	$113	$4	$28	$24	$(2)	$(1)
(a)    The benefit obligation for pension benefits is the projected benefit obligation, and for healthcare benefits, it is the accumulated benefit obligation.
N/A – Not applicable.

A number of key assumptions and measurement date values determine pension expense. The key elements include the long-term rate of return on plan assets, the discount rate, the market-related value of plan assets and the price used to value stock in the Employee Stock Ownership Plan (“ESOP”).

The discount rate for U.S. pension plans was determined after reviewing equivalent rates obtained by discounting the pension plans’ expected cash flows using various high-quality, long-term corporate bond yield curves. We also reviewed the results of several models that matched bonds to our pension cash flows. After reviewing the various indices and models, we selected a discount rate of 5.61% as of Dec. 31, 2022.

The discount rates for foreign pension plans are based on high-quality corporate bond rates in countries that have an active corporate bond market. In those countries with no active corporate bond market, discount rates are based on local government bond rates plus a credit spread.

Actuarial gains on the benefit obligation for the domestic and foreign pension plans in 2022 and 2021 are primarily attributable to increases in discount rates.

Net periodic benefit (credit) cost	Pension Benefits						Healthcare Benefits
	Domestic			Foreign			Domestic			Foreign
(dollars in millions)	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$5,924	$5,710	$5,437	$1,627	$1,586	$1,415	$133	$123	$116	N/A	N/A	N/A
Discount rate	3.03%	2.80%	3.45%	2.11%	1.59%	2.02%	3.03%	2.80%	3.45%	2.15%	1.65%	2.10%
Expected rate of return on plan assets	5.375	5.375	6.00	2.40	2.17	2.85	5.375	5.375	6.00	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	3.43	3.12	3.19	3.00	3.00	3.00	N/A	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Components of net periodic benefit (credit) cost:
Service cost	$—	$—	$—	$11	$14	$12	$1	$1	$1	$—	$—	$—
Interest cost	140	137	156	28	25	27	4	4	5	—	—	—
Expected return on assets	(312)	(300)	(319)	(35)	(34)	(39)	(7)	(7)	(7)	—	—	—
Amortization of:
Prior service cost (credit)	—	—	—	—	1	—	(7)	(6)	(7)	—	—	—
Net actuarial loss	69	98	87	3	13	11	3	6	4	—	—	—
Settlement loss	—	—	—	—	1	—	—	—	—	—	—	—
Net periodic benefit (credit) cost	$(103)	$(65)	$(76)	$7	$20	$11	$(6)	$(2)	$(4)	$—	$—	$—
N/A – Not applicable.

Changes in other comprehensive (income) loss in 2022	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$289	$112	$—	$(1)
Recognition of prior years’ net (loss)	(69)	(3)	(3)	—
Recognition of prior years’ service credit	—	—	7	—
Total recognized in other comprehensive loss (income) (before tax effects)	$220	$109	$4	$(1)

	Domestic		Foreign
(in millions)	2022	2021	2022	2021
Pension benefits:
Prepaid benefit cost	$1,399	$1,535	$252	$411
Accrued benefit cost	(120)	(153)	(45)	(60)
Total pension benefits	$1,279	$1,382	$207	$351
Healthcare benefits:
Accrued benefit cost	$21	$10	$(2)	$(3)
Total healthcare benefits	$21	$10	$(2)	$(3)

The accumulated benefit obligation for all defined benefit plans was $4.3 billion at Dec. 31, 2022 and $6.2 billion at Dec. 31, 2021.

Plans with obligations in excess of plan assets	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(in millions)	2022	2021	2022	2021	2022	2021	2022	2021
Projected benefit obligation	$120	$153	$64	$100	N/A	N/A	N/A	N/A
Fair value of plan assets	—	—	19	39	N/A	N/A	N/A	N/A
Accumulated benefit obligation	120	153	50	82	$62	$87	$2	$3
Fair value of plan assets	—	—	18	39	—	—	—	—
N/A – Not applicable.
Assumed healthcare cost trend

The assumed healthcare cost trend rate used in determining domestic benefit expense for 2023 is 6.85%, decreasing to 3.94% in 2076 for pre-Medicare costs and 6.50% decreasing to 3.94% in 2076 for Medicare costs. The initial trend rate assumption represents an estimate of short term cost increases based on recent health care marketplace experience, and taking into consideration the cost characteristics of plans available to retirees. Annual increases in national health expenditures have exceeded the general growth in GDP for many years. However, there are practical limitations to how long these trends can continue. It is unrealistic to assume that health care expenditures will be allowed to consume the majority of the economy. Therefore, over the long term we expect that health care costs will be constrained by the public’s ability and willingness to pay the higher cost of health care coverage. This assumption implies that the ultimate trend rate should be related to the expected long-term growth in the economy. Therefore, we assume the ultimate rate to be comprised of real growth in per capita GDP, long-term growth attributable to technology innovations, and the assumed long-term inflation rate. The initial trend is assumed to decrease to this ultimate rate over time. These long-range trend impacts were developed using the Getzen Model of Long-Run Medical Cost Trends.

The following benefit payments for the pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid over the next 10 years:

Expected benefit payments
(in millions)		Domestic	Foreign
Pension benefits:
Year	2023	$267	$42
	2024	269	42
	2025	267	44
	2026	267	45
	2027	265	48
	2028-2032	1,290	276
Total pension benefits		$2,625	$497
Healthcare benefits:
Year	2023	$9	$—
	2024	9	—
	2025	9	—
	2026	8	—
	2027	8	—
	2028-2032	35	1
Total healthcare benefits		$78	$1
Plan contributions

We expect to make cash contributions to fund our defined benefit pension plans in 2023 of $19 million for the domestic plans and $7 million for the foreign plans.

We expect to make cash contributions to fund our post-retirement healthcare plans in 2023 of $9 million for the domestic plans and less than $1 million for the foreign plans.
Investment strategy and asset allocation

We are responsible for the administration of various employee pension and healthcare post-retirement benefits plans, both domestically and internationally. The domestic plans are administered by BNY Mellon’s Benefits Administration Committee, a named fiduciary. Subject to the following, at all relevant times, BNY Mellon’s Benefits Investment Committee, another named fiduciary to the domestic plans, is responsible for the investment of plan assets. The Benefits Investment Committee’s responsibilities include the investment of all domestic defined benefit plan assets, as well as the determination of investment options offered to participants in all domestic defined contribution plans. The Benefits Investment Committee conducts periodic reviews of investment performance, asset allocation and investment manager suitability. In addition, the Benefits Investment Committee has oversight of the Regional Governance Committees for the foreign defined benefit plans.

Our investment objective for U.S. and foreign plans is to maximize total return while maintaining a broadly diversified portfolio for the primary purpose of satisfying obligations for future benefit payments. Our plans are primarily invested in fixed income and equity securities. In general, for the domestic plan’s portfolio, fixed income securities can range from 35% to 100% of plan assets, equity securities and alternative investments can range from 0% to 65% of plan assets and cash equivalents can be held in amounts ranging from 0% to 10% of plan assets. Actual asset allocation within the approved ranges varies from time to time based on economic conditions (both current and forecast), the timing of transitional reallocations and the advice of professional advisors.
Our pension assets were invested as follows:

Asset allocations	Domestic		Foreign
	2022	2021	2022	2021
Fixed income	60%	60%	74%	82%
Equities	36	37	12	8
Alternative investments	3	2	12	9
Cash	1	1	2	1
Total pension assets	100%	100%	100%	100%

We held no The Bank of New York Mellon Corporation stock in our pension plans at Dec. 31, 2022 and Dec. 31, 2021. Assets of the U.S. postretirement healthcare plan are invested in an insurance contract.

Fair value measurement of plan assets

In accordance with ASC 715, Compensation – Retirement Benefits, we have established a three-level hierarchy for fair value measurements of its pension plan assets based upon the transparency of inputs to the valuation of an asset as of the measurement date. The valuation hierarchy is consistent with guidance in ASC 820, Fair Value Measurement, which is detailed in Note 20.

The following is a description of the valuation methodologies used for assets measured at fair value, as well as the general classification of such assets pursuant to the valuation hierarchy.

Cash and currency

This category consists primarily of foreign currency balances and is included in Level 1 of the valuation hierarchy. Foreign currency is translated monthly based on current foreign exchange rates.

Common and preferred stock and exchange-traded funds

These investments include equities and are valued at the closing price reported in the active market in which the individual securities are traded, if available. Common and preferred stock and exchange-traded funds are included in Level 1 of the valuation hierarchy.

Collective trust funds

Collective trust funds include commingled and U.S. equity funds that have no readily available market quotations. The fair value of the funds is based on the securities in the portfolio, which typically are the amount that the fund might reasonably expect to receive for the securities upon a sale. These funds are valued using observable inputs on either a daily or monthly basis. Collective trust funds are included in Level 2 of the valuation hierarchy.

Fixed-income investments

Fixed-income investments include U.S. Treasury securities, U.S. government agencies, sovereign government obligations, state and political subdivisions, U.S. corporate bonds, supranational and foreign corporate debt funds. U.S. Treasury and certain sovereign debt securities that are actively traded in highly liquid over-the-counter (“OTC”) markets are valued at the closing price reported in the active market in which the individual security is traded and included as Level 1 of the valuation hierarchy. U.S. government agencies, sovereign government obligations, state and political subdivisions, U.S. corporate bonds, supranational and foreign corporate debt funds are valued based on quoted prices for comparable securities with similar yields and credit ratings. When quoted prices are not available for identical or similar bonds, the bonds are valued using discounted cash flows that maximize observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks. U.S. government agencies, sovereign government obligations, state and political subdivisions, U.S. corporate bonds, supranational and foreign corporate debt funds are primarily included in Level 2 of the valuation hierarchy.

Other assets measured at NAV per share, as a practical expedient

Other assets measured at NAV, as a practical expedient, include funds of funds, venture capital and partnership interests and other funds. There are no readily available market quotations for these funds. The fair value of the funds of funds is based on NAVs of the funds in the portfolio, which reflects the value of the underlying investments held by the fund, less its liabilities. The fair value of the underlying investments is typically the amount that the fund might reasonably expect to receive upon selling those hard to value or illiquid investments within the portfolios. These funds are either valued on a daily or monthly basis. The fair value of the venture capital and partnership interests is based on the pension plan’s ownership percentage of the fair value of the underlying funds as provided by the fund managers. These funds are typically valued on a quarterly basis.

The following tables present the fair value of each major category of plan assets as of Dec. 31, 2022 and Dec. 31, 2021, by captions and by ASC 820, Fair Value Measurement, valuation hierarchy.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$897	$—	$—	$897
Non-U.S. equity	351	—	—	351
Collective trust funds:
U.S. equity	—	169	—	169
Commingled	—	493	—	493
Fixed income:
U.S. corporate bonds	—	2,333	—	2,333
U.S. Treasury securities	214	—	—	214
State and political subdivisions	—	88	—	88
Sovereign government obligations	6	26	—	32
U.S. government agencies	—	21	—	21
Supranational	—	12	—	12
Other	—	28	—	28
Exchange-traded funds	8	—	—	8
Total domestic plan assets in the fair value hierarchy	$1,476	$3,170	$—	$4,646
Other assets measured at NAV:
Funds of funds				154
Venture capital and partnership interests				6
Total domestic plan assets, at fair value				$4,806

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total fair value
Corporate debt funds	$—	$611	$—	$611
Equity funds	—	117	—	117
Sovereign/government obligation funds	—	111	—	111
Cash and currency	16	—	—	16
Total foreign plan assets in the fair value hierarchy	$16	$839	$—	$855
Other assets measured at NAV				120
Total foreign plan assets, at fair value				$975

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2021
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,115	$—	$—	$1,115
Non-U.S. equity	213	—	—	213
Collective trust funds:
U.S. equity	—	615	—	615
Commingled	—	588	—	588
Fixed income:
U.S. corporate bonds	—	2,863	—	2,863
U.S. Treasury securities	342	—	—	342
State and political subdivisions	—	115	—	115
Sovereign government obligations	6	46	—	52
U.S. government agencies	—	39	—	39
Supranational	—	12	—	12
Other	—	18	—	18
Total domestic plan assets in the fair value hierarchy	$1,676	$4,296	$—	$5,972
Other assets measured at NAV:
Funds of funds				150
Venture capital and partnership interests				7
Total domestic plan assets, at fair value				$6,129

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2021
(in millions)	Level 1	Level 2	Level 3	Total fair value
Corporate debt funds	$—	$1,325	$—	$1,325
Sovereign/government obligation funds	—	147	—	147
Equity funds	—	154	—	154
Cash and currency	18	—	—	18
Total foreign plan assets in the fair value hierarchy	$18	$1,626	$—	$1,644
Other assets measured at NAV				163
Total foreign plan assets, at fair value				$1,807

Other assets measured at NAV per share, as a practical expedient

Certain pension and post-retirement plan assets are invested in funds of funds, venture capital and partnership interests and other contracts valued using NAV, as a practical expedient. The funds of funds investments are redeemable at NAV under agreements with the funds of funds managers.

Assets valued using NAV at Dec. 31, 2022
(dollars in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$154	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	91	—	N/A	N/A
Other contracts (c)	35	—	N/A	N/A
Total	$280	$—

Assets valued using NAV at Dec. 31, 2021
(dollars in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$150	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	128	—	N/A	N/A
Other contracts (c)	42	—	N/A	N/A
Total	$320	$—
(a)Funds of funds includes multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.
(b)Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
(c)Other contracts include assets invested in pooled accounts at insurance companies that are privately valued by the asset manager.
N/A – Not applicable.
Defined contribution plans

We sponsor defined contribution plans in the U.S. and in certain non-U.S. locations, all of which are administered in accordance with local laws. The most significant defined contribution plan is The Bank of New York Mellon Corporation 401(k) Savings Plan sponsored by the Company in the U.S. and covers substantially all U.S. employees.

Under The Bank of New York Mellon Corporation 401(k) Savings Plan for 2022 and 2021, the Company matched 100% of participant contributions up to 7% of an employee’s eligible base pay with a monetary limit of $16,000 per participant. In addition, an annual non-elective contribution of $750 was made in 2022 and 2021 to each participant with eligible base pay of less than $100,000 a year and who are credited with at least one year of service. In 2020, the Company matched 100% of the first 4% of an employee’s eligible base pay plus 50% of the next 2% of eligible base pay contributed by the participant for a maximum matching contribution of 5%, subject to statutory limits. In addition, annual non-elective contributions equal to 2% of eligible base pay was made to participants in 2020.
At Dec. 31, 2022 and Dec. 31, 2021, The Bank of New York Mellon Corporation 401(k) Savings Plan owned 9.2 million and 9.5 million shares of our common stock, respectively. The fair value of total assets was $7.8 billion at Dec. 31, 2022 and $9.4 billion at Dec. 31, 2021. We recorded expenses of $276 million in 2022, $258 million in 2021 and $249 million in 2020, primarily for contributions to our defined contribution plans.

We also have an ESOP covering certain domestic full-time employees hired on or before July 1, 2008. The ESOP works in conjunction with the defined benefit pension plan. Employees are entitled to the higher of their benefit under the ESOP or such defined benefit pension plan at retirement. Benefits payable under the defined benefit pension plan are offset by the equivalent value of benefits earned under the ESOP.

At Dec. 31, 2022 and Dec. 31, 2021, the ESOP owned 3.7 million and 4.0 million shares of our common stock, respectively. The fair value of total ESOP assets was $171 million at Dec. 31, 2022 and $236 million at Dec. 31, 2021. The Company is not permitted to make contributions to the ESOP.

The Benefits Investment Committee appointed Fiduciary Counselors Inc. to serve as the independent fiduciary to (i) make all fiduciary decisions related to the continued prudence of offering the common stock of BNY Mellon or its affiliates as an investment option under the plans, other than plan sponsor decisions, and (ii) select and monitor any actively or passively managed investments that are managed by BNY Mellon or its affiliates to be offered to participants as investment options under the plans, excluding self-directed accounts.